Qualitative and quantitative information on financial risks - Summary of Aging of Trade Receivables (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	€ 570,191,000	€ 588,386,000
Loss allowance	(23,052,000)	(14,590,000)	€ (6,681,000)
Trade receivables
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	227,087,000	248,790,000
Credit risk | Trade receivables
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	227,087,000	248,790,000
Loss allowance	(23,052,000)	(14,590,000)
Credit risk | Trade receivables | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	250,139,000	263,380,000
Credit risk | Trade receivables | Not yet due
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	182,918,000	180,207,000
Loss allowance	(3,777,000)	31,000
Credit risk | Trade receivables | Not yet due | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	186,695,000	180,176,000
Credit risk | Trade receivables | 0-120 days overdue
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	27,422,000	58,780,000
Loss allowance	(8,827,000)	(1,503,000)
Credit risk | Trade receivables | 0-120 days overdue | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	36,249,000	60,283,000
Credit risk | Trade receivables | 121-180 days overdue
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	7,616,000	5,460,000
Loss allowance	(2,050,000)	(771,000)
Credit risk | Trade receivables | 121-180 days overdue | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	9,666,000	6,231,000
Credit risk | Trade receivables | >180 days overdue
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	9,131,000	4,343,000
Loss allowance	(8,398,000)	(12,347,000)
Credit risk | Trade receivables | >180 days overdue | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	17,529,000	16,690,000
Foreign currency risk
Disclosure of financial assets that are either past due or impaired [line items]
Receivables and payables	261,905,000	377,297,000
Foreign currency risk | Thom Browne
Disclosure of financial assets that are either past due or impaired [line items]
Receivables and payables	(90,295,000)	(127,072,000)
Impact on increase in profit before tax	4,300,000	0.6051
Impact on decrease in profit before tax	(4,752,000)	(0.6688)
Foreign currency risk | Thom Browne segment
Disclosure of financial assets that are either past due or impaired [line items]
Receivables and payables	(90,295,000)	(127,072,000)
Impact on increase in profit before tax	3,471,000	6,043,000
Impact on decrease in profit before tax	(3,654,000)	(6,419,000)
Foreign currency risk | Dondi
Disclosure of financial assets that are either past due or impaired [line items]
Receivables and payables	(15,337,000)	(19,266,000)
Impact on increase in profit before tax	860,000	1,261,000
Impact on decrease in profit before tax	(930,000)	(1,375,000)
Foreign currency risk | Thom Browne And Dondi
Disclosure of financial assets that are either past due or impaired [line items]
Receivables and payables	(105,632,000)	(146,338,000)
Impact on increase in profit before tax	4,331,000	7,304,000
Impact on decrease in profit before tax	(4,584,000)	(7,794,000)
Foreign currency risk | Trade receivables
Disclosure of financial assets that are either past due or impaired [line items]
Receivables and payables	178,282,000	326,611,000
Impact on increase in profit before tax	(0.8489)	(1.5552)
Impact on decrease in profit before tax	0.9383	1.7190
Foreign currency risk | Trade receivables | Swiss Franc
Disclosure of financial assets that are either past due or impaired [line items]
Receivables and payables	(16,975,000)	(15,994,000)
Impact on increase in profit before tax	0.0808	0.0762
Impact on decrease in profit before tax	€ (0.0893)	€ (0.0842)